UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07156

Name of Fund:   BlackRock MuniYield Investment Quality Fund (MFT)

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock MuniYield

             Investment Quality Fund, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2017

Date of reporting period: 4/30/2017

Item 1 – Schedule of Investments

Schedule of Investments April 30, 2017 (Unaudited)	BlackRock MuniYield Investment Quality Fund (MFT) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 5.1%
City of Birmingham Alabama Special Care Facilities Financing Authority, RB, Children’s Hospital (AGC) (a):
6.00%, 6/01/19	$2,985	$3,286,157
6.13%, 6/01/19	1,500	1,655,190
City of Selma Alabama IDB, RB, Gulf Opportunity Zone, International Paper Co. Project, Series A, 5.38%, 12/01/35	350	389,018
UAB Medicine Finance Authority, Refunding RB, Series B-2, 4.00%, 9/01/47 (b)	885	886,380

		6,216,745
California — 21.0%
California Educational Facilities Authority, RB, University of Southern California, Series A, 5.25%, 10/01/18 (a)	1,960	2,083,754
California Health Facilities Financing Authority, RB, Sutter Health, Series B, 6.00%, 8/15/42	1,150	1,307,079
California Health Facilities Financing Authority, Refunding RB, Kaiser Permanente, Sub-Series A-2, 5.00%, 11/01/47 (b)	810	998,131
City & County of San Francisco California Airports Commission, Refunding ARB, AMT, Series A:
2nd, 5.50%, 5/01/28	720	836,618
2nd, 5.25%, 5/01/33	560	624,887
5.00%, 5/01/44	745	813,436
City of San Jose California, Refunding ARB, Series A-1, AMT:
5.50%, 3/01/30	1,600	1,793,776
6.25%, 3/01/34	1,250	1,454,300
County of Sacramento California, ARB, Senior Series A (AGC), 5.50%, 7/01/18 (a)	1,400	1,476,608
Kern Community College District, GO, Safety, Repair & Improvement, Series C, 5.50%, 11/01/33	970	1,148,907
Redondo Beach Unified School District, GO, Election of 2008, Series E, 5.50%, 8/01/21 (a)	1,000	1,172,350
Riverside County Public Financing Authority, RB, Capital Facilities Project, 5.25%, 11/01/40	2,000	2,306,500

Municipal Bonds	Par (000)	Value
California (continued)
San Diego Public Facilities Financing Authority Water, Refunding RB, Series B (AGC), 5.38%, 8/01/19 (a)	$1,020	$1,118,420
State of California, GO, Various Purposes (AGC), 5.50%, 11/01/39	3,450	3,789,790
State of California Public Works Board, LRB, Various Capital Projects, Series I, 5.50%, 11/01/31	1,000	1,197,750
State of California Public Works Board, RB, Department of Corrections & Rehabilitation, Series F, 5.25%, 9/01/33	490	574,829
Township of Washington California Health Care District, GO, Election of 2004, Series B, 5.50%, 8/01/40	370	434,391
University of California, Refunding RB, The Regents of Medical Center, Series J, 5.25%, 5/15/38	2,235	2,579,279

		25,710,805
Colorado — 2.5%
City & County of Denver Colorado Airport System, ARB, Series A, AMT:
5.50%, 11/15/28	500	573,720
5.50%, 11/15/30	225	255,951
5.50%, 11/15/31	270	306,245
Colorado Health Facilities Authority, RB, Hospital, NCMC, Inc. Project, Series B (AGM), 6.00%, 5/15/19 (a)	1,300	1,429,168
Denver Convention Center Hotel Authority, Refunding RB, 5.00%, 12/01/40	400	438,268

		3,003,352
Florida — 13.4%
City of Jacksonville Florida, Refunding RB, Series A, 5.25%, 10/01/33	270	311,216
County of Broward Florida Airport System Revenue, ARB, Series A, AMT, 5.00%, 10/01/45	575	629,539
County of Hillsborough Florida Aviation Authority, Refunding ARB, Tampa International Airport, Series A, AMT, 5.50%, 10/01/29	1,170	1,332,969

BLACKROCK MUNIYIELD INVESTMENT QUALITY FUND	APRIL 30, 2017	1

Schedule of Investments (continued)	BlackRock MuniYield Investment Quality Fund (MFT)

Municipal Bonds	Par (000)	Value
Florida (continued)
County of Lee Florida, Refunding ARB, Series A, AMT, 5.38%, 10/01/32	$1,000	$1,112,280
County of Lee Florida HFA, RB, S/F Housing, Multi-County Program, Series A-2, AMT (Ginnie Mae), 6.00%, 9/01/40	90	90,505
County of Manatee Florida HFA, RB, S/F Housing, Series A, AMT (Ginnie Mae, Fannie Mae & Freddie Mac), 5.90%, 9/01/40	70	70,934
County of Miami-Dade Florida, RB, Seaport Department:
Series A, 6.00%, 10/01/38	1,840	2,194,715
Series A, 5.50%, 10/01/42	2,125	2,456,139
Series B, AMT, 6.00%, 10/01/26	590	702,495
Series B, AMT, 6.00%, 10/01/27	775	921,769
Series B, AMT, 6.25%, 10/01/38	310	367,871
Series B, AMT, 6.00%, 10/01/42	410	474,378
County of Miami-Dade Florida, Refunding RB:
Seaport Department, Series D, AMT, 6.00%, 10/01/26	735	875,142
Water & Sewer System, Series B, 5.25%, 10/01/29	500	580,735
County of Miami-Dade Florida Aviation, Refunding ARB, Series A, AMT, 5.00%, 10/01/31	2,165	2,382,518
County of Orange Health Facilities Authority, Refunding RB, Presbyterian Retirement Communities Project, 5.00%, 8/01/41	1,000	1,068,690
Reedy Creek Improvement District, GO, Series A, 5.25%, 6/01/32	710	824,026

		16,395,921
Hawaii — 1.9%
State of Hawaii, Department of Transportation, COP, AMT:
5.25%, 8/01/25	250	283,725
5.25%, 8/01/26	810	911,655

Municipal Bonds	Par (000)	Value
Hawaii (continued)
State of Hawaii, Department of Transportation, RB, Series A, AMT, 5.00%, 7/01/45	$1,000	$1,098,340

		2,293,720
Illinois — 17.8%
City of Chicago Illinois Midway International Airport, Refunding GARB, 2nd Lien, Series A, 5.00%, 1/01/41	1,010	1,090,083
City of Chicago Illinois O’Hare International Airport, GARB, 3rd Lien:
Series A, 5.75%, 1/01/39	770	867,713
Series C, 6.50%, 1/01/21 (a)	3,680	4,370,294
City of Chicago Illinois Transit Authority, RB:
Federal Transit Administration, Section 5309, Series A (AGC), 6.00%, 12/01/18 (a)	1,400	1,510,516
Sales Tax Receipts, 5.25%, 12/01/36	1,000	1,070,540
City of Chicago Illinois Transit Authority, Refunding RB, Federal Transit Administration, Section 5309 (AGM), 5.00%, 6/01/28	3,000	3,153,990
City of Chicago Illinois Wastewater Transmission, RB, 2nd Lien, 5.00%, 1/01/42	1,375	1,446,198
County of Cook Illinois Community College District No. 508, GO, City College of Chicago:
5.50%, 12/01/38	1,000	1,062,890
5.25%, 12/01/43	1,160	1,210,448
Illinois Finance Authority, RB, Carle Foundation, Series A, 6.00%, 8/15/41	1,555	1,761,131
Railsplitter Tobacco Settlement Authority, RB:
5.50%, 6/01/23	940	1,068,066
6.00%, 6/01/28	270	307,149
State of Illinois, GO:
5.25%, 2/01/32	1,000	1,022,160
5.50%, 7/01/33	1,500	1,561,125
5.50%, 7/01/38	280	290,195

		21,792,498
Indiana — 4.1%
Indiana Finance Authority, RB, Private Activity Bond, Ohio River Bridges, Series A, AMT, 5.00%, 7/01/40	375	398,164

2	BLACKROCK MUNIYIELD INVESTMENT QUALITY FUND	APRIL 30, 2017

Schedule of Investments (continued)	BlackRock MuniYield Investment Quality Fund (MFT)

Municipal Bonds	Par (000)	Value
Indiana (continued)
Indianapolis Local Public Improvement Bond Bank, Refunding RB, Waterworks Project, Series A (AGC):
5.50%, 1/01/19 (a)	$840	$902,765
5.50%, 1/01/38	3,470	3,692,114

		4,993,043
Kentucky — 0.9%
Kentucky State Property & Building Commission, Refunding RB, Project No. 93, (AGC):
5.25%, 2/01/19 (a)	885	949,517
5.25%, 2/01/27	115	122,768

		1,072,285
Louisiana — 2.1%
City of New Orleans Louisiana Aviation Board, Refunding GARB, Restructuring (AGC):
Series A-1, 6.00%, 1/01/23	375	403,646
Series A-2, 6.00%, 1/01/23	160	171,973
Lake Charles Harbor & Terminal District, RB, Series B, AMT (AGM), 5.50%, 1/01/29	1,000	1,156,060
Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, Series A, 5.50%, 5/15/29	805	848,269

		2,579,948
Massachusetts — 2.4%
Massachusetts Development Finance Agency, RB, Emerson College Issue, Series A, 5.00%, 1/01/47	645	696,291
Massachusetts Development Finance Agency, Refunding RB:
Emerson College, 5.00%, 1/01/41	525	564,401
Suffolk University, 4.00%, 7/01/39	125	123,365
Massachusetts HFA, Refunding RB, Series C, AMT, 5.35%, 12/01/42	1,480	1,573,758

		2,957,815
Michigan — 2.8%
City of Detroit Michigan Water Supply System Revenue, RB, 2nd Lien, Series B (AGM):
6.25%, 7/01/19 (a)	1,795	1,991,875
6.25%, 7/01/36	5	5,459

Municipal Bonds	Par (000)	Value
Michigan (continued)
Royal Oak Michigan Hospital Finance Authority, Refunding RB, William Beaumont Hospital, Series V, 8.25%, 9/01/18 (a)	$1,265	$1,386,946

		3,384,280
Minnesota — 2.6%
City of Minneapolis Minnesota, Refunding RB, Fairview Health Services, Series B (AGC):
6.50%, 11/15/18 (a)	460	498,746
6.50%, 11/15/38	2,540	2,726,233

		3,224,979
Mississippi — 1.5%
Mississippi Development Bank, RB, Jackson Water & Sewer System Project (AGM), 6.88%, 12/01/40	1,190	1,518,607
Mississippi State University Educational Building Corp., Refunding RB, Mississippi State University Improvement Project, 5.25%, 8/01/38	260	298,415

		1,817,022
Montana — 0.3%
County of Flathead High School District No. 5 Kalispell, GO, 4.00%, 7/01/35 (b)	335	355,067
Nevada — 3.9%
County of Clark Nevada, ARB, Las Vegas-McCarran International Airport, Series A (AGM), 5.25%, 7/01/39	2,375	2,570,486
County of Clark Nevada, GO, Limited Tax, 5.00%, 6/01/18 (a)	500	522,190
County of Clark Nevada Water Reclamation District, GO, Series A, 5.25%, 7/01/19 (a)	1,500	1,634,415

		4,727,091
New Jersey — 4.9%
New Jersey EDA, RB:
Goethals Bridge Replacement Project, AMT, Private Activity Bond, 5.38%, 1/01/43	1,000	1,108,880
Private Activity Bond, Goethals Bridge Replacement Project, AMT (AGM), 5.00%, 1/01/31	530	577,758
School Facilities Construction (AGC), 6.00%, 12/15/18 (a)	980	1,060,095

BLACKROCK MUNIYIELD INVESTMENT QUALITY FUND	APRIL 30, 2017	3

Schedule of Investments (continued)	BlackRock MuniYield Investment Quality Fund (MFT)

Municipal Bonds	Par (000)	Value
New Jersey (continued)
New Jersey EDA, RB (continued):
School Facilities Construction (AGC), 6.00%, 12/15/18 (a)	$20	$21,635
New Jersey Health Care Facilities Financing Authority, RB, Virtua Health, Series A (AGC), 5.50%, 7/01/38	1,400	1,507,464
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series AA, 5.50%, 6/15/39	1,600	1,673,472

		5,949,304
New York — 6.2%
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, Series FF-2, 5.50%, 6/15/40	1,545	1,682,675
City of New York New York Transitional Finance Authority, BARB, Fiscal 2009, Series S-4 (AGC), 5.50%, 1/15/29	2,000	2,144,920
New York State Dormitory Authority, Refunding RB, State University of New York Dormitory Facilities, Series A, 5.00%, 7/01/38	300	344,880
New York Transportation Development Corp., ARB, LaGuardia Airport Terminal B Redevelopment Project, Series A, AMT, 5.25%, 1/01/50	600	650,196
Port Authority of New York & New Jersey, Refunding ARB, Consolidated, 166th Series, 5.25%, 7/15/36	2,500	2,794,725

		7,617,396
Ohio — 1.4%
State of Ohio Turnpike Commission, RB, Junior Lien, Infrastructure Projects, Series A-1, 5.25%, 2/15/31	1,500	1,720,395
Oklahoma — 1.6%
Norman Regional Hospital Authority, Refunding RB, 5.00%, 9/01/37	910	988,442

Municipal Bonds	Par (000)	Value
Oklahoma (continued)
Oklahoma Development Finance Authority, RB, Provident Oklahoma Education Resources, Inc., Cross Village Student Housing Project, Series A, 5.25%, 8/01/57	$915	$987,532

		1,975,974
Oregon — 0.1%
County of Clackamas Oregon School District No. 12 North Clackamas, GO, CAB, Series A, 0.00%, 6/15/38 (c)	475	188,404
Pennsylvania — 0.5%
Geisinger Authority, Refunding RB, Geisinger Health System, Series A-1, 5.00%, 2/15/45 (b)	535	600,404
South Carolina — 7.6%
County of Charleston South Carolina, RB, Special Source, 5.25%, 12/01/38	1,470	1,697,806
County of Charleston South Carolina Airport District, ARB, Series A, AMT:
5.50%, 7/01/26	1,810	2,088,070
6.00%, 7/01/38	1,155	1,320,246
5.50%, 7/01/41	1,000	1,112,500
South Carolina Ports Authority, RB, AMT, 5.25%, 7/01/50	750	817,507
State of South Carolina Public Service Authority, Refunding RB:
Series C, 5.00%, 12/01/46	1,785	1,896,009
Series E, 5.25%, 12/01/55	350	378,242

		9,310,380
Texas — 19.6%
Austin Community College District Public Facility Corp., RB, Educational Facilities Project, Round Rock Campus, 5.25%, 8/01/18 (a)	2,250	2,372,108
City of Beaumont Texas, GO, Certificates of Obligation, 5.25%, 3/01/37	930	1,059,493
City of Frisco Texas ISD, GO, School Building (AGC), 5.50%, 8/15/41	1,210	1,317,339
City of Houston Texas Combined Utility System Revenue, Refunding RB, Combined 1st Lien, Series A (AGC):
5.38%, 5/15/19 (a)	950	1,032,812

4	BLACKROCK MUNIYIELD INVESTMENT QUALITY FUND	APRIL 30, 2017

Schedule of Investments (continued)	BlackRock MuniYield Investment Quality Fund (MFT)

Municipal Bonds	Par (000)	Value
Texas (continued)
City of Houston Texas Combined Utility System Revenue, Refunding RB, Combined 1st Lien, Series A (AGC) (continued):
6.00%, 5/15/19 (a)	$2,560	$2,815,462
6.00%, 5/15/19 (a)	1,945	2,139,092
6.00%, 11/15/35	140	153,833
6.00%, 11/15/36	110	120,869
5.38%, 11/15/38	50	53,781
County of Tarrant Texas Cultural Education Facilities Finance Corp., Refunding RB, Christus Health, Series A (AGC):
6.50%, 1/01/19 (a)	265	288,818
6.50%, 7/01/37	835	893,408
Dallas-Fort Worth International Airport, ARB, Joint Improvement, Series H, AMT, 5.00%, 11/01/37	980	1,054,362
Dallas-Fort Worth International Airport, Refunding ARB, Joint Revenue, Series E, AMT, 5.50%, 11/01/27	2,500	2,909,000
Lower Colorado River Authority, Refunding RB, 5.50%, 5/15/33	730	849,523
North Texas Tollway Authority, RB, Special Projects, Series A, 5.50%, 9/01/41	2,750	3,163,105
North Texas Tollway Authority, Refunding RB, 1st Tier:
(AGM), 6.00%, 1/01/43	1,000	1,140,630
Series K-1 (AGC), 5.75%, 1/01/19 (a)	1,400	1,509,186
Red River Education Financing Corp., RB, Texas Christian University Project, 5.25%, 3/15/38	420	473,966
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien, Blueridge Transportation Group, AMT, 5.00%, 12/31/55	525	556,920

		23,903,707
Virginia — 1.2%
City of Lexington Virginia IDA, RB, Washington & Lee University, 5.00%, 1/01/43	380	421,127

Municipal Bonds	Par (000)	Value
Virginia (continued)
Virginia Public School Authority, RB, Fluvanna County School Financing, 6.50%, 12/01/18 (a)	$1,000	$1,087,530

		1,508,657
Washington — 1.6%
City of Seattle Washington Municipal Light & Power, Refunding RB, Series A, 5.25%, 2/01/36	1,000	1,117,160
State of Washington, GO, Various Purposes, Series B, 5.25%, 2/01/36	725	814,987

		1,932,147
Wisconsin — 1.0%
Wisconsin Health & Educational Facilities Authority, Refunding RB, Froedtert Health, Inc. Obligated Group, 4.00%, 4/01/39	560	565,477
Wisconsin Housing & Economic Development Authority, RB, M/F Housing, WHPC Madison Pool Project, Series A, 4.70%, 7/01/47	660	695,448

		1,260,925
Total Municipal Bonds — 128.0%		156,492,264

Municipal Bonds Transferred to Tender Option Bond Trusts (d)
Alabama — 0.8%
Auburn University, Refunding RB, Series A, 4.00%, 6/01/41	920	949,734
California — 4.2%
City of Los Angeles Department of Airports, RB, Los Angeles International Airport, AMT, Series B, 5.00%, 5/15/46	2,050	2,271,564

BLACKROCK MUNIYIELD INVESTMENT QUALITY FUND	APRIL 30, 2017	5

Schedule of Investments (continued)	BlackRock MuniYield Investment Quality Fund (MFT)

Municipal Bonds Transferred to Tender Option Bond Trusts (d)	Par (000)	Value
California (continued)
Sacramento Area Flood Control Agency, Refunding RB, Consolidated Capital Assessment District No.2, 5.00%, 10/01/43	$2,565	$2,917,918

		5,189,482
Connecticut — 1.1%
Connecticut State Health & Educational Facility Authority, Refunding RB, Trinity Health Credit Group, 5.00%, 12/01/45	1,216	1,355,400
District of Columbia — 0.7%
District of Columbia Water & Sewer Authority, Refunding RB, Senior Lien, Series A, 6.00%, 10/01/18 (a)(e)	759	813,720
Florida — 2.1%
County of Hillsborough Florida Aviation Authority, ARB, Tampa International Airport, Series A, AMT (AGC), 5.50%, 10/01/38	2,499	2,629,565
Illinois — 0.9%
Illinois State Toll Highway Authority, RB, Series C, 5.00%, 1/01/38	1,004	1,110,892
Nevada — 7.4%
County of Clark Nevada Water Reclamation District, GO (a):
Limited Tax, 6.00%, 7/01/18	2,010	2,129,756
Series B, 5.50%, 7/01/19	1,994	2,183,775
Las Vegas Valley Water District, GO, Refunding, Series C, 5.00%, 6/01/28	4,200	4,729,872

		9,043,403
New Jersey — 2.2%
New Jersey Housing & Mortgage Finance Agency, RB, S/F Housing, Series CC, 5.25%, 10/01/29	1,570	1,626,953

Municipal Bonds Transferred to Tender Option Bond Trusts (d)	Par (000)	Value
New Jersey (continued)
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series B, 5.25%, 6/15/36 (e)	$1,000	$1,023,246

		2,650,199
New York — 15.0%
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution:
Series BB, 5.25%, 6/15/44	2,999	3,385,720
Series FF-2, 5.50%, 6/15/40	1,095	1,192,576
City of New York New York Transitional Finance Authority, BARB, Fiscal 2009, Series S-3, 5.25%, 1/15/39	1,000	1,064,277
Hudson Yards Infrastructure Corp., RB, Fiscal 2012, Series A, 5.75%, 2/15/47 (e)	1,000	1,136,287
Metropolitan Transportation Authority, Refunding RB, Series C-1, 5.25%, 11/15/56	2,360	2,677,869
New York Liberty Development Corp., RB, 1 World Trade Center Port Authority Consolidated Bonds, 5.25%, 12/15/43	3,000	3,385,036
New York Liberty Development Corp., Refunding RB, 4 World Trade Center Project, 5.75%, 11/15/51 (e)	1,770	2,015,073
New York State Dormitory Authority, ERB, Personal Income Tax, Series B, 5.25%, 3/15/38	3,250	3,490,825

		18,347,663
Pennsylvania — 1.6%
Pennsylvania Turnpike Commission, RB, Sub-Series A, 5.50%, 12/01/42	1,664	1,914,092
Texas — 2.3%
City of San Antonio Texas Public Service Board, Refunding RB, Series A, 5.25%, 2/01/19 (a)(e)	2,609	2,798,188
Utah — 0.9%
City of Riverton Utah, RB, IHC Health Services, Inc., 5.00%, 8/15/41	1,005	1,068,780

6	BLACKROCK MUNIYIELD INVESTMENT QUALITY FUND	APRIL 30, 2017

Schedule of Investments (continued)	BlackRock MuniYield Investment Quality Fund (MFT)

		Value
Total Municipal Bonds Transferred to Tender Option Bond Trusts— 39.2%		$47,871,118
Total Long-Term Investments (Cost — $189,806,191) — 167.2%		204,363,382

Short-Term Securities	Shares
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.70% (f)(g)	423,561	423,646
Total Short-Term Securities (Cost — $423,646) — 0.3%		423,646

Value
Total Investments (Cost — $190,229,837) — 167.5%	$204,787,028
Other Assets Less Liabilities — 0.4%	473,127
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (21.7)%	(26,530,890)
VMTP Shares at Liquidation Value — (46.2)%	(56,500,000)

Net Assets Applicable to Common Shares — 100.0%	$122,229,265

* As of April 30, 2017, gross unrealized appreciation and depreciation based on cost for U.S. federal income tax purposes were as follows:
Tax cost	$163,954,403

Gross unrealized appreciation	$14,895,074
Gross unrealized depreciation	(532,096)

Net unrealized appreciation	$14,362,978

Notes to Schedule of Investments

(a)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(b)	When-issued security.

(c)	Zero-coupon bond.

(d)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.

(e)	All or a portion of security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire between May 7, 2018 to November 15, 2019, is $4,627,650.

(f)	During the period ended April 30, 2017, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2016	Net Activity	Shares Held at April 30, 2017	Value at April 30, 2017	Income	Net Realized Gain[1]	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class	204,010	219,551	423,561	$423,646	$2,776	$1,784	—

[1] Includes	net capital gain distributions.
(g)	Current yield as of period end.

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

BLACKROCK MUNIYIELD INVESTMENT QUALITY FUND	APRIL 30, 2017	7

Schedule of Investments (continued)	BlackRock MuniYield Investment Quality Fund (MFT)

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Contracts Short	Issue	Expiration	Notional Value	Unrealized Depreciation
(26)	5-Year U.S. Treasury Note	June 2017	$3,078,562	$(13,164)
(55)	10-Year U.S. Treasury Note	June 2017	$6,914,531	(55,534)
(26)	Long U.S. Treasury Bond	June 2017	$3,977,188	(49,137)
(6)	Ultra U.S. Treasury Bond	June 2017	$977,625	(12,853)
Total				$(130,688)

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
BARB	Building Aid Revenue Bonds
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
EDA	Economic Development Authority
ERB	Education Revenue Bonds
GARB	General Airport Revenue Bonds
GO	General Obligation Bonds
HFA	Housing Finance Agency
IDA	Industrial Development Authority
IDB	Industrial Development Board
ISD	Independent School District
LRB	Lease Revenue Bonds
M/F	Multi-Family
RB	Revenue Bonds
S/F	Single-Family

8	BLACKROCK MUNIYIELD INVESTMENT QUALITY FUND	APRIL 30, 2017

Schedule of Investments (continued)	BlackRock MuniYield Investment Quality Fund (MFT)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments [1]	—	$204,363,382	—	$204,363,382
Short-Term Securities	$423,646	—	—	423,646

Total	$423,646	$204,363,382	—	$204,787,028

Derivative Financial Instruments [2]
Liabilities:
Long-Term Investments [1]	$(130,688)	—	—	$(130,688)
[1] See above Schedule of Investments for values in each state or political subdivision.
[2] Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

BLACKROCK MUNIYIELD INVESTMENT QUALITY FUND	APRIL 30, 2017	9

Schedule of Investments (concluded)	BlackRock MuniYield Investment Quality Fund (MFT)

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	—	$(26,469,647)	—	$(26,469,647)
VMTP Shares at Liquidation Value	—	(56,500,000)	—	(56,500,000)

Total	—	$(82,969,647)	—	$(82,969,647)

During the period ended April 30, 2017, there were no transfers between levels.

10	BLACKROCK MUNIYIELD INVESTMENT QUALITY FUND	APRIL 30, 2017

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniYield Investment Quality Fund

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield Investment Quality Fund

Date: June 22, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield Investment Quality Fund

Date: June 22, 2017

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniYield Investment Quality Fund

Date: June 22, 2017